Consolidated Statements of Operations (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Loss per share (basic and diluted)	$ (0.53)	$ (0.24)
Weighted average number of shares (basic and diluted)	34,113,108	33,179,973